SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL

10. SHARE CAPITAL

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2022:

The Company issued 909,400 common shares upon exercise of warrants for gross proceeds of $173,880.

The Company issued 800,000 common shares upon exercise of stock options for gross proceeds of $80,000.

During the year ended December 31, 2021:

The Company issued 10,058,660 common shares upon exercise of warrants for gross proceeds of $1,653,737.

The Company issued 1,666,020 common shares upon exercise of stock options for gross proceeds of $125,657.

The Company issued 275,000 common shares valued at $38,500 to a consultant in exchange for services received.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

On February 12, 2021, the Company completed a non-brokered private placement and issued 7,000,000 units at a price of $0.22 per unit for gross proceeds of $1,540,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.30 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company’s directors and officers participated in the private placement. The Company paid finder’s fee totaling $56,320 and issued 256,000 finder’s warrants valued at $39,206.

On January 28, 2021, the Company closed the final tranche of a non-brokered private placement and issued 8,740,000 units at a price of $0.10 per unit for gross proceeds of $874,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company’s directors and officers participated in the private placement. The Company paid finder’s fee totaling $27,800 and issued 278,000 finder’s warrants valued at $100,419.

During the year ended December 31, 2020:

The Company closed a tranche of a non-brokered private placement and issued 6,260,000 units at a price of $0.10 per unit for gross proceeds of $626,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company paid finder’s fee totaling $22,500 and issued 225,000 finder’s warrants valued at $9,833. The Company’s directors and officers participated in the private placement.

The Company issued 5,477,965 common shares in exchange for services received and to settle accounts payables of $136,949. An aggregate of 1,900,000 shares were issued in settlement of $47,500 in amounts owing to certain directors and officers of the Company. The common shares issued to the related parties are subject to a four month plus one day hold period.

The Company issued 105,000 common shares pursuant to the exercise of stock options for gross proceeds of $5,250. $1,422 was reclassified from reserves to share capital on exercise of the options.

The Company issued 2,000,000 common shares valued at $100,000 related to the acquisition of HealthTab™.

The Company issued 3,480,000 common shares valued at $52,200 as bonus shares pursuant to a loan agreement.

Stock options

The Company has adopted an incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three-month period.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	7,880,052	$0.13	6,706,072	$0.08	5,241,072	$0.13
Options granted	3,125,000	$0.15	2,840,000	$0.22	1,730,000	$0.08
Expired/Cancelled	(1,570,052)	$0.13	-	-	(160,000)	$0.07
Exercised	(800,000)	$0.10	(1,666,020)	$0.08	(105,000)	$0.05
Ending Balance	8,635,000	$0.14	7,880,052	$0.13	6,706,072	$0.08
Exercisable	6,216,250	$0.14	7,692,552	$0.13	6,706,072	$0.08

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2022:

Exercise Price		Expiry date	Options
			Outstanding	Exercisable
$0.17		March 13, 2023	250,000	250,000
$0.10	(1)	March 27, 2023	200,000	200,000
$0.10	(2)	April 11, 2023	150,000	150,000
$0.075		January 24, 2024	140,000	140,000
$0.06		April 1, 2024	140,000	140,000
$0.05		October 15, 2024	1,470,000	1,470,000
$0.08		November 18, 2025	500,000	500,000
$0.08		December 8, 2025	710,000	710,000
$0.19		January 28, 2026	150,000	150,000
$0.25		March 22, 2026	1,800,000	1,800,000
$0.15		August 10, 2027	2,725,000	681,250
$0.15		August 12, 2027	100,000	25,000
$0.16		October 12, 2027	300,000	-
			8,635,000	6,216,250

(1)	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
(2)	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020

The weighted average remaining life of the stock options outstanding at December 31, 2022 is 3.17 years. The weighted average fair value of options granted during the year ended December 31, 2022 is $0.13 per option.

Share-based compensation

Share-based compensation of $331,522 was recognized during the year ended December 31, 2022 (2021 - $495,791) respectively, for stock options granted, and vested during the year. Options issued to directors and officers of the Company vested immediately, while those issued to consultants vest over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2022	2021	2020
Expected life	0.8 – 2.65 years	1 – 5 years	2 – 5 years
Volatility	94% - 193%	134% - 211%	141% - 180%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.46% - 3.71%	0.32% - 0.99%	0.23% - 0.47%

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	18,781,066	$0.21	18,743,226	$0.16	20,704,664	$0.24
Warrants issued	-	-	16,274,000	$0.22	6,485,000	$0.15
Warrants exercised	(909,400)	$0.19	(10,058,660)	$0.16	-	-
Warrants expired	(17,871,666)	$0.22	(6,177,500)	$0.15	(8,446,438)	$0.33
Outstanding	-	-	18,781,066	$0.21	18,743,226	$0.16

Fair value of the finder’s warrants granted was measured using the Black-Scholes pricing model with the following assumptions:

	2022	2021	2020
Expected life	-	1 year	1 year
Volatility	-	195% - 200%	190%
Dividend yield	-	0%	0%
Risk-free interest rate	-	0.15% - 0.17%	0.26%

Black-Scholes pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(Expressed in Canadian Dollars)